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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):                  [   ] is a restatement.
                                                   [   ] adds new holdings
                                                         entries.

Institutional Investment Manager Filing this Report:

Name:     BB Medtech AG
Address:  Vordergasse 3
          Grafenauweg 4
          Zug, Switzerland CH-6301

Form 13F File Number:               28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:          Dubravka Racnjak

Title:         SIGNING AUTHORITY
               ----------------
Phone:         (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ Dubravka Racnjak                        Zug, Switzerland  February 14, 2000


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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Name

        Medcare S.A.

        Medsource S.A.


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total:$ 123,878
                                       thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.                  Name

        1                    Medcare S.A

        2                    Medsource S.A.


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                                 BB MEDTECH AG

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------
                                                                           COLUMN 5:
                                                                --------------------------------
                                                COLUMN 4:
  COLUMN 1:        COLUMN 2:       COLUMN 3:      VALUE
NAME OF ISSUER   TITLE OF CLASS      CUSIP      (X$1,000)        SHRS OR     SH/       PUT/
                                                                 PRN AMT     PRN       CALL

------------------------------------------------------------------------------------------------
Boston
Scientific     Common Stock         10113710    $   30,632       1,400,000    SH
Corp.
------------------------------------------------------------------------------------------------
InfoCure       Common Stock         45665A108   $    4,523         145,000    SH
------------------------------------------------------------------------------------------------
Medtronic      Common Stock         585055106   $   25,508         700,000    SH
------------------------------------------------------------------------------------------------
McKesson-      Common Stock         40410010    $   24,609       1,090,800    SH
HBOC
------------------------------------------------------------------------------------------------
Renal Care     Common Stock         75993010    $   28,330       1,211,750    SH
Group
------------------------------------------------------------------------------------------------
Summit         Common Stock         86627E101   $    2,513         215,000    SH
Technologies
------------------------------------------------------------------------------------------------
VISX           Common Stock         92844S105   $    7,763         150,000    SH
------------------------------------------------------------------------------------------------
COLUMN                                          $  123,878
 TOTALS
------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------
                                                               COLUMN 8:
               COLUMN 6:         COLUMN 7:                  VOTING AUTHORITY
               INVESTMENT     OTHER MANAGERS     -------------------------------------
               DISCRETION
  COLUMN 1:
NAME OF ISSUER                                    SOLE               SHARED             NONE

----------------------------------------------------------------------------------------------
Boston
Scientific     DEFINED             1            1,400,000             NONE              NONE
Corp.
----------------------------------------------------------------------------------------------
InfoCure       DEFINED             2              145,000             NONE              NONE
----------------------------------------------------------------------------------------------
Medtronic      DEFINED             1              700,000             NONE              NONE
----------------------------------------------------------------------------------------------
McKesson-      DEFINED             1            1,090,800             NONE              NONE
HBOC
----------------------------------------------------------------------------------------------
Renal Care     DEFINED             2            1,211,750             NONE              NONE
Group
----------------------------------------------------------------------------------------------
Summit         DEFINED             2              215,000             NONE              NONE
Technologies
----------------------------------------------------------------------------------------------
VISX           DEFINED             2              150,000             NONE              NONE
----------------------------------------------------------------------------------------------
COLUMN
 TOTALS
----------------------------------------------------------------------------------------------